Retirement Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Retirement Plans [Abstract]
Fair value of plan assets, beginning of fiscal year	$ 74.2	$ 60.2
Actual return on plan assets	6.1	4.5
Employer contribution	2.3	3.8	$ 2.8
Plan participants contributions	0.3	0.3
Benefits payments	(1.8)	(2.1)
Currency translation adjustment	(6.2)	7.5
Fair value of plan assets, end of fiscal year	74.9	74.2	$ 60.2
Funded status, end of fiscal year	$ (39.4)	$ (32.4)